ACQUISITIONS	12 Months Ended
Dec. 31, 2012
ACQUISITIONS
ACQUISITIONS

3.                                        ACQUISITIONS

Tansun

On December 30, 2009, the Group acquired 100% equity interest of Tansun Beijing and its affiliates (collectively “Tansun”).  The initial consideration included US$8,790 in cash and 3,932,000 ordinary shares of the Company with a fair value of US$1.47 per share estimated with the assistance of American Appraisal, an independent valuation firm, on the acquisition date.  In addition, the Group agreed to pay a performance-based consideration in cash up to US$5,860 (RMB40,000,000) as determined using a specified formula based on Tansun’s earnings in 2010 and 2011, of which the fair value on the acquisition date was US$3,969 estimated by American Appraisal.  Therefore the total consideration was US$18,519.  The cash portion of initial consideration US$8,790 was fully paid in 2010 and the ordinary shares were issued in May 2010. Tansun provides core business and enterprise software solutions and services for the financial services industry in China, including the consultation, design, development, implementation, testing and maintenance for key functions, such as corporate loan, risk management, supply chain financing, commercial loan, cash management, and internal collaboration and workflow.  The transaction was accounted for as a business combination using the acquisition method of accounting.  The operating results of Tansun have been included in the Group’s consolidated financial statements since the date of acquisition. The performance-based contingent consideration based on Tansun Beijing’s earnings in 2010 and 2011 was paid in the amount of US$3,030 and US$3,162 in 2011 and 2012, respectively. And the changes in fair value of contingent consideration for Tansun acquisition for the years ended December 31, 2010, 2011 and 2012 were US$1,368, US$855 and nil, respectively.

The purchase consideration of US$18,519 was allocated as follows as of the acquisition date:

		Weighted average
	Amounts	useful lives

Cash	1,835
Accounts receivable	3,539
Other current assets	705
Property and equipment, net	1,088
Intangible assets:
Trade name	3,024	Indefinite
Contract backlogs	584	3.5 year
Customer relationships	2,580	4 years
Completed technology	3,602	5 years
Bank borrowings	(1,428)
Other current liabilities	(3,978)
Bank borrowings, less current portion	(374)
Deferred tax liabilities	(1,379)
Goodwill	8,721

Total	18,519

Dimension

On January 1, 2011, the Group acquired 100% equity interest of Dimension, which provide SAP project implementation and SAP-based customized solutions. The initial consideration includes US$4,000 in cash and 1,152,352 ordinary shares of the Group with a fair value of US$5,341 based on the closing market price of the Group’s ADSs on the acquisition date. 30% of the ordinary shares are restricted from transfer or sale for one year from the acquisition date and 70% are restricted from transfer or sale for two years from the acquisition date. In addition, the Group agreed to pay a performance-based contingent consideration to the original shareholders of Dimension in cash as determined using a specified formula based on Dimension’s earnings in 2011 and 2012, of which the fair value on the acquisition date was US$5,155 estimated with the assistance of American Appraisal. As a result, the total consideration as of the date of acquisition was US$14,496. The cash portion US$ 4,000 was paid and the ordinary shares were issued during 2011. The performance-based contingent consideration based on Dimension’s earnings in 2011 was determined to be US$3,147 as of December 31, 2011 and was paid during 2012.

The transaction was accounted for as a business combination using the acquisition method of accounting.  The operating results of Dimension have been included in the Group’s consolidated financial statements since the date of acquisition. A net revenue of US$11,055 and a net income of US$904 generated by Dimension after the acquisition date were included in the Group’s consolidated financial statements for the year ended December 31, 2011.

As of December 31, 2012, the performance-based contingent consideration based on Dimension’s earnings in 2012 was moved to consideration payable, amounted to US$2,992. And changes in fair value of contingent consideration for Dimension acquisitions for the years ended December 31, 2011 and 2012 were US$814 and US$170, respectively.

The purchase consideration of US$14,496 was allocated as follows as of the acquisition date:

		Weighted average
	Amounts	useful lives

Cash	1,506
Term deposits	303
Accounts receivable	3,593
Prepaid expenses and other receivable	1,021
Property and equipment, net	146
Intangible assets:
Trade name	2,197	Indefinite
Contract backlogs	641	1 year
Customer relationships	727	5 years
Non-compete agreement	782	3 years
Accounts payable	(1,091)
Deferred revenue	(129)
Income taxes payable	(79)
Accrued expenses and other payables	(982)
Deferred tax liabilities	(652)
Goodwill	6,513

Total	14,496

As of December 31, 2012, since Dimension reached the aforementioned earnings requirement for 2012, US$2,992 (RMB18.6 million) was reflected in consideration payable in connection with business acquisition as of December 31, 2012 (see Note 14).

Consulting Business

On January 21, 2012, the Company acquired a financial consulting business, which focuses on the high-level banking consulting, for a cash consideration of US$3,500 which was paid in 2012. The transaction was accounted for as a business combination using the acquisition method of accounting. The net revenue and net profit generated by the acquired the business and included in the Group’s consolidated financial statements for the year ended December 31, 2012 were immaterial.

The fair value of identified intangible assets including the non-compete agreement and trademark have been estimated with the assistance of American Appraisal. The purchase consideration of US$3,500 was allocated as follows as of the acquisition date:

		Weighted average
	Amounts	useful lives

Non-compete agreement	1,295	5 years
Trademark	647	5 years
Goodwill	1,558
Total	3,500

No supplemental information on a pro forma basis has been presented for the above acquisitions as such information is not available without unreasonable effort and cost.